Form N-CSR Cover	12 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026